Share based compensation - Number of shares warrants give right to for Plan 2013 (Details) - shares					12 Months Ended
	Aug. 08, 2022	Jun. 08, 2022	May 14, 2022	Feb. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Granted	75,000	175,000	72,500	219,000
Forfeited/Cancelled				5,000
Exercised						(80,500)
2013 plan
Share-Based Compensation
Outstanding at January 1					0	80,500
Exercised					(80,500)	(80,500)
Outstanding at December 31					0	0